Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net loss attributable to ordinary shareholders:	$ (350,654)	$ (637,621)	$ (113,432)
Denominator:
Weighted-average ordinary shares outstanding—basic (shares)	244,844	238,611	231,184
Weighted-average ordinary shares outstanding—diluted (shares)	244,844	238,611	231,184
Net loss per share attributable to ordinary shareholders:
Basic net loss per share (USD per share)	$ (1.43)	$ (2.67)	$ (0.49)
Diluted net loss per share (USD per share)	$ (1.43)	$ (2.67)	$ (0.49)
Potentially anti-dilutive shares excluded from computation of net loss per share (shares)	6,800	9,600	12,800